Operating Segments Information - Revenue by Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers [line items]
Amount	$ 6,585,079	$ 4,850,505	$ 5,812,788
Customer A
Disclosure of major customers [line items]
Amount	$ 811,304	$ 1,000,750	$ 1,600,750
%	12.00%	21.00%	28.00%
Customer B
Disclosure of major customers [line items]
Amount	$ 995,241	$ 536,915	$ 442,537
%	15.00%	11.00%	8.00%